Pensions and post-retirement benefits - Balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 1,523
Current service cost	(247)		£ (243)	£ (231)
Interest costs or income on scheme liabilities or assets	26		40	48
Past service cost	0		4	0
Net defined benefit liability (asset), end of period	3,568		1,523
Net surplus	3,568		1,523
Retirement benefit assets	3,879		1,814
Retirement benefit liabilities	(311)		(291)
Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	1,807
Benefits paid	1,268		1,370
Net defined benefit liability (asset), end of period	3,819		1,807
Net surplus	3,819		1,807
Retirement benefit assets	3,819		1,807
Retirement benefit liabilities	0		0
Retirement benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(33,190)	$ (33,190)	(30,333)
Current service cost	(247)		(243)
Interest costs or income on scheme liabilities or assets	(422)		(573)
Past service cost	0		4
Remeasurement (loss)/gain – financial	848		(3,439)
Remeasurement (loss)/gain – demographic	53		(281)
Remeasurement (loss)/gain – experience	(249)		244
Employee contributions	(4)		(5)
Benefits paid	1,309		1,406
Exchange and other movements	3		30
Net defined benefit liability (asset), end of period	(31,899)		(33,190)	(30,333)
Retirement benefit obligations | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(32,108)		(29,304)
Current service cost	(225)		(217)
Interest costs or income on scheme liabilities or assets	(405)		(549)
Past service cost	0		0
Remeasurement (loss)/gain – financial	820		(3,358)
Remeasurement (loss)/gain – demographic	50		(286)
Remeasurement (loss)/gain – experience	(259)		237
Employee contributions	0		(1)
Benefits paid	1,268		1,370
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	(30,859)		(32,108)	(29,304)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	34,713		32,093
Interest costs or income on scheme liabilities or assets	448		613
Employer contribution	971		265
Employee contributions	4		5
Benefits paid	(1,309)		(1,406)
Remeasurement – return on scheme assets greater than discount rate	653		3,411
Exchange and other movements	(13)		(268)
Net defined benefit liability (asset), end of period	35,467		34,713	32,093
Fair value of plan assets | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	33,915		31,362
Interest costs or income on scheme liabilities or assets	434		595
Employer contribution	955		248
Employee contributions	0		1
Benefits paid	(1,268)		(1,370)
Remeasurement – return on scheme assets greater than discount rate	642		3,328
Exchange and other movements	0		(249)
Net defined benefit liability (asset), end of period	£ 34,678		£ 33,915	£ 31,362